UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02679

Davis Series, Inc.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT MARCH 31, 2005 (Unaudited)
DAVIS OPPORTUNITY FUND

Shares                                           Security                                                     Value
=======================================================================================================================
COMMON STOCK - (91.13%)

   AUTOMOTIVE - (8.30%)
       122,000      Advance Auto Parts, Inc.*.......................................................... $     6,154,900
     1,230,000      AutoNation, Inc.*..................................................................      23,296,200
       199,300      AutoZone, Inc.*....................................................................      17,080,010
                                                                                                        ---------------
                                                                                                             46,531,110
                                                                                                        ---------------
   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (3.68%)
       200,000      Commerce Bancorp, Inc. ............................................................       6,494,000
       234,000      Golden West Financial Corp. .......................................................      14,157,000
                                                                                                        ---------------
                                                                                                             20,651,000
                                                                                                        ---------------
   BUILDING & HEAVY CONSTRUCTION - (0.12%)
        16,910      Tae Young Corp. ...................................................................         682,728
                                                                                                        ---------------
   BUILDING RESIDENTIAL/COMMERCIAL- (2.76%)
       196,000      Toll Brothers, Inc.*...............................................................      15,454,600
                                                                                                        ---------------
   BUSINESS SERVICES - (1.65%)
        47,500      D&B Corp.*.........................................................................       2,918,875
       220,200      Iron Mountain Inc.*................................................................       6,350,568
                                                                                                        ---------------
                                                                                                              9,269,443
                                                                                                        ---------------
   CHEMICALS - (3.38%)
       324,600      Huntsman Corp.*....................................................................       7,569,672
       186,000      Sigma-Aldrich Corp. ...............................................................      11,391,570
                                                                                                        ---------------
                                                                                                             18,961,242
                                                                                                        ---------------
   COMMERCIAL SERVICES - (1.93%)
       804,000      ServiceMaster Co. .................................................................      10,854,000
                                                                                                        ---------------
   CONSUMER PRODUCTS - (0.64%)
        14,900      Amorepacific Corp. ................................................................       3,565,436
                                                                                                        ---------------
   DISCOUNT RETAILER - (1.87%)
        85,000      Costco Wholesale Corp. ............................................................       3,761,675
       512,000      99 Cents Only Stores*..............................................................       6,743,040
                                                                                                        ---------------
                                                                                                             10,504,715
                                                                                                        ---------------
   DISTRIBUTORS - (1.75%)
       330,000      Hughes Supply, Inc. ...............................................................       9,817,500
                                                                                                        ---------------
   DIVERSIFIED - (5.52%)
       308,600      Groupe Bruxelles Lambert S.A. .....................................................      28,142,699
        35,070      Nong Shim Holdings Co., Ltd. ......................................................       2,831,846
                                                                                                        ---------------
                                                                                                             30,974,545
                                                                                                        ---------------
   DIVERSIFIED COMMERCIAL SERVICES - (1.22%)
     2,230,000      Rentokil Initial PLC...............................................................       6,826,905
                                                                                                        ---------------
   DIVERSIFIED MANUFACTURING - (2.67%)
       442,500      Tyco International Ltd. ...........................................................      14,956,500
                                                                                                        ---------------
   ELECTRONICS - (4.69%)
       317,900      Agilent Technologies, Inc.*........................................................       7,057,380


DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT MARCH 31, 2005 (Unaudited)
DAVIS OPPORTUNITY FUND - (Continued)

Shares                                           Security                                                     Value
=======================================================================================================================
COMMON STOCK - (Continued)

   ELECTRONICS - (Continued)
       243,000      Garmin Ltd. ....................................................................... $    11,260,620
       338,200      Molex Inc., Class A. ..............................................................       7,973,065
                                                                                                        ---------------
                                                                                                             26,291,065
                                                                                                        ---------------
   ENERGY - (5.38%)
       320,000      Calpine Corp.*.....................................................................         896,000
       533,000      Sempra Energy......................................................................      21,234,720
       156,500      Transocean Inc.*...................................................................       8,053,490
                                                                                                        ---------------
                                                                                                             30,184,210
                                                                                                        ---------------
   FINANCIAL SERVICES - (1.22%)
       427,500      E*TRADE Financial Corp.*...........................................................       5,130,000
       100,000      Providian Financial Corp.*.........................................................       1,716,000
                                                                                                        ---------------
                                                                                                              6,846,000
                                                                                                        ---------------
   FOOD/BEVERAGE & RESTAURANT - (2.10%)
       127,125      Heineken Holding NV, Class A.......................................................       3,926,999
         4,400      Lotte Chilsung Beverage Co., Ltd. .................................................       4,358,838
         5,160      Lotte Confectionery Co., Ltd. .....................................................       3,511,137
                                                                                                        ---------------
                                                                                                             11,796,974
                                                                                                        ---------------
   HEALTH CARE - (8.14%)
        90,500      AmerisourceBergen Corp. ...........................................................       5,184,745
       283,000      Cardinal Health, Inc. .............................................................      15,791,400
       109,400      Fisher Scientific International, Inc.*.............................................       6,227,048
       183,600      IDEXX Laboratories, Inc.*..........................................................       9,929,088
       193,000      Lincare Holdings Inc.*.............................................................       8,532,530
                                                                                                        ---------------
                                                                                                             45,664,811
                                                                                                        ---------------
   INDUSTRIAL - (0.93%)
       100,000      Sealed Air Corp.*..................................................................       5,194,000
                                                                                                        ---------------
   INFORMATION/INFORMATION PROCESSING - (2.80%)
       581,000      Reynolds & Reynolds Co., Class A...................................................      15,721,860
                                                                                                        ---------------
   INSURANCE BROKERS - (2.45%)
        33,000      Brown & Brown, Inc. ...............................................................       1,520,970
       401,500      Marsh & McLennan Cos, Inc. ........................................................      12,213,630
                                                                                                        ---------------
                                                                                                             13,734,600
                                                                                                        ---------------
   INVESTMENT FIRMS - (0.24%)
         3,850      Julius Baer Holding, Ltd. AG.......................................................       1,335,051
                                                                                                        ---------------
   LIFE INSURANCE - (0.55%)
        83,000      AFLAC Inc. ........................................................................       3,092,580
                                                                                                        ---------------
   MACHINERY - (2.76%)
       702,500      Robbins & Myers, Inc. .............................................................      15,462,025
                                                                                                        ---------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT MARCH 31, 2005 (Unaudited)
DAVIS OPPORTUNITY FUND - (Continued)

Shares                                           Security                                                     Value
=======================================================================================================================
COMMON STOCK - (Continued)

   MANUFACTURING - (3.36%)
       283,030      Hunter Douglas NV.................................................................. $    14,264,759
        54,200      Mohawk Industries, Inc.*...........................................................       4,569,060
                                                                                                        ---------------
                                                                                                             18,833,819
                                                                                                        ---------------
   MEDIA - (6.39%)
       330,000      Lagardere S.C.A. ..................................................................      24,982,306
       955,000      WPP Group PLC......................................................................      10,873,376
                                                                                                        ---------------
                                                                                                             35,855,682
                                                                                                        ---------------
   PROPERTY/CASUALTY INSURANCE - (1.12%)
        63,000      Cincinnati Financial Corp. ........................................................       2,747,745
        50,000      FPIC Insurance Group, Inc.*........................................................       1,614,000
         5,600      Markel Corp.*......................................................................       1,933,176
                                                                                                        ---------------
                                                                                                              6,294,921
                                                                                                        ---------------
   REINSURANCE - (2.24%)
        42,000      Everest Re Group, Ltd. ............................................................       3,574,620
       135,625      Transatlantic Holdings, Inc. ......................................................       8,981,087
                                                                                                        ---------------
                                                                                                             12,555,707
                                                                                                        ---------------
   RETAILING - (6.99%)
       495,000      Office Depot, Inc.*................................................................      10,979,100
       211,300      Sears Holdings Corp.*..............................................................      28,200,098
                                                                                                        ---------------
                                                                                                             39,179,198
                                                                                                        ---------------
   TECHNOLOGY - (0.82%)
     1,815,302      Compal Electronics, Inc. ..........................................................       1,656,508
        37,000      Lexmark International, Inc., Class A*..............................................       2,958,890
                                                                                                        ---------------
                                                                                                              4,615,398
                                                                                                        ---------------
   TELECOMMUNICATIONS - (3.46%)
     3,144,600      Covad Communications Group, Inc.*..................................................       3,765,659
       245,000      Nokia Oyj, ADR.....................................................................       3,780,350
       343,300      SK Telecom Co., Ltd., ADR..........................................................       6,769,876
       285,000      Telewest Global, Inc.*.............................................................       5,065,875
                                                                                                        ---------------
                                                                                                             19,381,760
                                                                                                        ---------------
                             Total Common Stock - (identified cost $412,535,360).......................     511,089,385
                                                                                                        ---------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT MARCH 31, 2005 (Unaudited)
DAVIS OPPORTUNITY FUND  - (Continued)

Principal                                        Security                                                     Value
=======================================================================================================================
SHORT TERM INVESTMENTS - (9.62%)

   FANNIE MAE - (0.42%)
$    2,360,000      2.74%, 05/04/05 - (identified cost $2,354,072)(b).................................. $     2,354,072
                                                                                                        ---------------

REPURCHASE AGREEMENTS - (9.20%)
    12,570,000      Banc of America Securities LLC Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $12,571,009
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $12,821,400)................................................      12,570,000
    12,570,000      Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $12,571,009
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $12,821,400)................................................      12,570,000
    13,967,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 2.91%,
                        04/01/05, dated 03/31/05, repurchase value of $13,968,129
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $14,246,340)................................................      13,967,000
    12,477,000      UBS Financial Services Inc. Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $12,478,002
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $12,726,540)................................................      12,477,000
                                                                                                        ---------------
                            Total Repurchase Agreements - (identified cost $51,584,000)................      51,584,000
                                                                                                        ---------------

                            Total Short Term Investments - (identified cost $53,938,072)...............      53,938,072
                                                                                                        ---------------

                        Total Investments - (100.75%) - (identified cost $466,473,432) - (a)...........     565,027,457
                        Liabilities Less Other Assets - (0.75%)........................................      (4,231,591)
                                                                                                        ---------------
                             Net Assets - (100%)....................................................... $   560,795,866
                                                                                                        ===============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $468,328,569. At March 31, 2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                        Unrealized appreciation........................................................ $   109,545,826
                        Unrealized depreciation........................................................     (12,846,938)
                                                                                                        ---------------
                             Net unrealized appreciation............................................... $    96,698,888
                                                                                                        ===============

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT MARCH 31, 2005 (Unaudited)
DAVIS OPPORTUNITY FUND  - (Continued)

=======================================================================================================================

(b) A sufficient amount of liquid assets has been designated to cover outstanding written put options, as follows:

Contracts                                                                                           Premium
Subject to Put           Puts                   Expiration Date Exercise Price  Value               Received
-----------------------------------------------------------------------------------------------------------------------
(235)                    Sears Holdings Corp.   01/20/07        $100.00         $(247,925)           $(476,158)

For information regarding the Fund's policy regarding valuation of investments, option activity, and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT MARCH 31, 2005 (Unaudited)
DAVIS GOVERNMENT BOND FUND

Principal                                                                                                     Value
=======================================================================================================================
MORTGAGES - (29.16%)

   FANNIE MAE POOLS - (16.38%)
$    1,691,879      5.00%, 08/01/11 Pool No. 357609.................................................... $     1,704,484
     7,226,705      6.00%, 09/01/17 Pool No. 665776....................................................       7,488,312
                                                                                                        ---------------
                        Total FANNIE MAE - (identified cost $9,309,929)................................       9,192,796
                                                                                                        ---------------
   FREDDIE MAC POOLS - (12.78%)
     2,320,508      4.50%, 03/01/08 Pool No. M90803....................................................       2,325,659
     1,969,160      5.00%, 01/01/12 Pool No. M80957....................................................       1,981,368
     1,342,084      6.50%, 01/01/15 Pool No. G11063....................................................       1,408,128
     1,409,074      6.00%, 10/01/16 Pool No. E01054....................................................       1,460,519
                                                                                                        ---------------
                        Total FREDDIE MAC - (identified cost $7,253,008)...............................       7,175,674
                                                                                                        ---------------

                        Total Mortgages - (identified cost $16,562,937)................................      16,368,470
                                                                                                        ---------------

GOVERNMENT AGENCY NOTES - (52.70%)
     5,000,000      Fannie Mae, 7.125%, 03/15/07.......................................................       5,290,900
     4,000,000      Fannie Mae, 3.41%, 08/30/07........................................................       3,927,280
     2,000,000      Fannie Mae, 6.00%, 05/15/08........................................................       2,101,420
     2,500,000      Fannie Mae, 3.80%, 09/29/09........................................................       2,425,175
     5,000,000      Federal Farm Credit Bank, 2.72375%, 01/18/06 (b)...................................       5,000,850
     5,000,000      Freddie Mac, 5.50%, 07/15/06.......................................................       5,104,950
     1,500,000      Freddie Mac, 3.00%, 09/29/06.......................................................       1,476,694
     4,340,000      Freddie Mac, 3.40%, 10/15/07.......................................................       4,255,110
                                                                                                        ---------------
                        Total Government Agency Notes - (identified cost $30,002,837)..................      29,582,379
                                                                                                        ---------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT MARCH 31, 2005 (Unaudited)
DAVIS GOVERNMENT BOND FUND - (Continued)

Principal                                                                                                     Value
=======================================================================================================================
SHORT TERM INVESTMENTS - (20.93%)

$    2,862,000      Banc of America Securities LLC Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $2,862,230
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $2,919,240)................................................. $     2,862,000
     2,862,000      Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $2,862,230
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $2,919,240).................................................       2,862,000
     3,180,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 2.91%,
                        04/01/05, dated 03/31/05, repurchase value of $3,180,257
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $3,243,600).................................................       3,180,000
     2,842,000      UBS Financial Services Inc. Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $2,842,228
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $2,898,840).................................................       2,842,000
                                                                                                        ---------------
                            Total Short Term Investments - (identified cost $11,746,000)..............      11,746,000
                                                                                                        ---------------



                        Total Investments - (102.79%) - (identified cost $58,311,774) - (a)............      57,696,849
                        Liabilities Less Other Assets - (2.79%)........................................      (1,565,850)
                                                                                                        ---------------
                             Net Assets - (100%)....................................................... $    56,130,999
                                                                                                        ===============

(a) Aggregate cost for Federal Income Tax purposes is $58,311,774. At March 31, 2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                        Unrealized appreciation........................................................ $         2,460
                        Unrealized depreciation........................................................        (617,385)
                                                                                                        ---------------
                             Net unrealized depreciation............................................... $      (614,925)
                                                                                                        ===============

(b) The interest rates on floating rate securities, shown as of March 31, 2005, may change daily or less frequently and are based on indices of market interests rates.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT MARCH 31, 2005 (Unaudited)
DAVIS GOVERNMENT MONEY MARKET FUND

Principal                                                                                                     Value
=======================================================================================================================
FANNIE MAE - (20.28%)
$   22,000,000      2.765%, 04/28/05 (b)............................................................... $    21,999,754
    10,000,000      1.40%, 05/03/05....................................................................      10,000,000
    12,000,000      2.455%, 07/06/05 (b)...............................................................      11,998,302
     3,500,000      1.60%, 07/08/05....................................................................       3,488,632
     2,398,000      7.00%, 07/15/05....................................................................       2,425,336
    22,000,000      2.75%, 07/26/05 (b)................................................................      21,998,589
     3,000,000      6.55%, 09/12/05....................................................................       3,044,777
     7,000,000      1.875%, 09/15/05...................................................................       6,960,934
     5,000,000      2.43%, 10/03/05 (b)................................................................       4,997,945
     6,000,000      2.989%, 10/07/05 (b)...............................................................       6,000,620
     2,500,000      2.25%, 10/28/05....................................................................       2,498,493
     4,000,000      2.17%, 11/25/05....................................................................       3,969,051
     2,000,000      2.25%, 12/09/05....................................................................       1,985,744
     6,000,000      6.00%, 12/15/05....................................................................       6,110,417
                                                                                                        ---------------

                        Total FANNIE MAE - (identified cost $107,478,594)..............................     107,478,594
                                                                                                        ---------------

FEDERAL FARM CREDIT BANK - (4.34%)
    23,000,000      2.839%, 06/10/05 (b) - (identified cost $23,000,000)...............................      23,000,000
                                                                                                        ---------------

FEDERAL HOME LOAN BANK - (36.13%)
    10,000,000      1.625%, 04/15/05...................................................................       9,996,723
     7,000,000      2.08%, 04/15/05....................................................................       6,998,693
    20,000,000      2.77%, 04/25/05 (b)................................................................      19,999,928
    20,000,000      1.30%, 04/27/05....................................................................      20,000,000
    10,000,000      1.35%, 04/28/05....................................................................       9,990,942
     5,000,000      1.35%, 04/29/05....................................................................       4,995,046
    10,000,000      1.55%, 05/06/05....................................................................      10,000,000
     5,000,000      1.50%, 05/09/05....................................................................       4,994,162
    21,000,000      1.625%, 06/15/05...................................................................      20,953,584
     5,000,000      6.955%, 06/15/05...................................................................       5,043,210
    20,000,000      2.76%, 07/26/05 (b)................................................................      19,998,721
    20,000,000      2.631%, 08/02/05 (b)...............................................................      19,998,796
     8,000,000      3.25%, 08/15/05....................................................................       8,000,544
     8,500,000      1.50%, 08/19/05....................................................................       8,449,115
    22,000,000      2.72%, 09/16/05 (b)................................................................      21,996,142
                                                                                                        ---------------

                        Total Federal Home Loan Bank - (identified cost $191,415,606)..................     191,415,606
                                                                                                        ---------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT MARCH 31, 2005 (Unaudited)
DAVIS GOVERNMENT MONEY MARKET FUND - (Continued)

Principal                                                                                                     Value
=======================================================================================================================
FREDDIE MAC - (4.65%)
$   12,000,000      7.00%, 07/15/05.................................................................... $    12,140,929
     2,765,000      2.01%, 10/06/05....................................................................       2,747,841
     5,500,000      2.125%, 11/15/05...................................................................       5,460,315
     4,200,000      6.28%, 03/06/06....................................................................       4,309,450
                                                                                                        ---------------

                        Total FREDDIE MAC - (identified cost $24,658,535)..............................      24,658,535
                                                                                                        ---------------

REPURCHASE AGREEMENTS - (29.08%)
    37,541,000      Banc of America Securities LLC Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $37,544,014
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $38,291,820)................................................      37,541,000
    37,541,000      Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $37,544,014
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $38,291,820)................................................      37,541,000
    41,713,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 2.91%,
                        04/01/05, dated 03/31/05, repurchase value of $41,716,372
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $42,547,260)................................................      41,713,000
    37,263,000      UBS Financial Services Inc. Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $37,265,991
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $38,008,260)................................................      37,263,000
                                                                                                        ---------------
                            Total Repurchase Agreements - (identified cost $154,058,000)...............     154,058,000
                                                                                                        ---------------

                        Total Investments - (94.48%) - (identified cost $500,610,735) - (a)............     500,610,735
                        Other Assets Less Liabilities - (5.52%)........................................      29,267,794
                                                                                                        ---------------
                             Net Assets - (100%)....................................................... $   529,878,529
                                                                                                        ===============

(a) Aggregate cost for Federal Income Tax Purposes is $500,610,735.

(b) The interest rates on floating rate securities, shown as of March 31, 2005, may change daily or less frequently and are based on indices of market interests rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT MARCH 31, 2005 (Unaudited)
DAVIS FINANCIAL FUND

Shares                                           Security                                                     Value
=======================================================================================================================
COMMON STOCK - (100.12%)

   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (10.81%)
     1,208,000      Commerce Bancorp, Inc. ............................................................ $    39,223,760
     1,007,400      Golden West Financial Corp. .......................................................      60,947,700
                                                                                                        ---------------
                                                                                                            100,171,460
                                                                                                        ---------------
   BUSINESS SERVICES - (5.86%)
       883,750      D&B Corp.*.........................................................................      54,306,438
                                                                                                        ---------------
   CONSUMER PRODUCTS - (4.02%)
       570,000      Altria Group, Inc. ................................................................      37,272,300
                                                                                                        ---------------
   DIVERSIFIED MANUFACTURING - (8.93%)
     2,450,000      Tyco International Ltd. ...........................................................      82,810,000
                                                                                                        ---------------
   FINANCIAL SERVICES - (33.01%)
     1,949,000      American Express Co. ..............................................................     100,120,130
     1,238,333      Citigroup Inc. ....................................................................      55,650,685
       395,500      H&R Block, Inc. ...................................................................      20,004,390
       802,560      JPMorgan Chase & Co. ..............................................................      27,768,576
       501,200      Loews Corp. .......................................................................      36,858,248
       536,300      Moody's Corp. .....................................................................      43,365,218
     1,295,000      Providian Financial Corp.*.........................................................      22,222,200
                                                                                                        ---------------
                                                                                                            305,989,447
                                                                                                        ---------------
   INDUSTRIAL - (2.57%)
       459,000      Sealed Air Corp.*..................................................................      23,840,460
                                                                                                        ---------------
   LIFE INSURANCE - (0.60%)
       208,700      China Life Insurance Co., Ltd., ADR*...............................................       5,549,333
                                                                                                        ---------------
   MULTI-LINE INSURANCE - (4.35%)
       726,796      American International Group, Inc. ................................................      40,271,766
                                                                                                        ---------------
   PROPERTY/CASUALTY INSURANCE - (17.70%)
           597      Berkshire Hathaway Inc., Class A*..................................................      51,939,000
       968,625      Cincinnati Financial Corp. ........................................................      42,246,579
       337,300      FPIC Insurance Group, Inc.*........................................................      10,888,044
        88,200      Markel Corp.*......................................................................      30,447,522
       311,000      Progressive Corp. (Ohio)...........................................................      28,537,360
                                                                                                        ---------------
                                                                                                            164,058,505
                                                                                                        ---------------
   REINSURANCE - (12.27%)
       225,000      Everest Re Group, Ltd. ............................................................      19,149,750
     1,428,187      Transatlantic Holdings, Inc. ......................................................      94,574,543
                                                                                                        ---------------
                                                                                                            113,724,293
                                                                                                        ---------------

                             Total Common Stock - (identified cost $498,643,345).......................     927,994,002
                                                                                                        ---------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT MARCH 31, 2005 (Unaudited)
DAVIS FINANCIAL  FUND - (Continued)

                                                                                                              Value
=======================================================================================================================

                        Total Investments - (100.12%) - (identified cost $498,643,345) - (a)........... $   927,994,002
                        Liabilities Less Other Assets - (0.12%)........................................      (1,066,270)
                                                                                                        ---------------
                             Net Assets - (100%)....................................................... $   926,927,732
                                                                                                        ===============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $498,640,791. At March 31, 2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                        Unrealized appreciation........................................................ $   429,353,211
                        Unrealized depreciation........................................................            -
                                                                                                        ---------------
                             Net unrealized appreciation............................................... $   429,353,211
                                                                                                        ===============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT MARCH 31, 2005 (Unaudited)
DAVIS APPRECIATION & INCOME FUND

Shares/Principal                                 Security                                                     Value
=======================================================================================================================
CONVERTIBLE PREFERRED STOCK - (8.37%)

   AIRLINES - (1.20%)
       161,300      Continental Airlines Finance Trust II, 6.00%, 11/15/30, Cum. Conv. Pfd. ........... $     3,689,738
                                                                                                        ---------------
   FINANCIAL SERVICES - (1.27%)
        90,000      HSBC Finance Corp., (Convertible into HSBC Holdings PLC), 8.875%,
                        02/15/06, Adjustable Conversion-Rate Equity Security Cum. Conv. Pfd. ..........       3,892,500
                                                                                                        ---------------
   PROPERTY/CASUALTY INSURANCE - (0.86%)
       119,400      Travelers Property Casualty Corp., 4.50%, 04/15/32, Conv. Pfd. ....................       2,641,128
                                                                                                        ---------------
   RENTAL AUTO/EQUIPMENT - (2.42%)
       166,700      United Rentals Trust I, 6.50%, 08/01/28, Conv. Pfd. ...............................       7,418,150
                                                                                                        ---------------
   UTILITIES - (2.62%)
       169,000      AES Trust III, 6.75%, 10/15/29, Conv. Pfd. ........................................       8,027,500
                                                                                                        ---------------

                             Total Convertible Preferred Stock - (identified cost $20,815,286).........      25,669,016
                                                                                                        ---------------

CONVERTIBLE BONDS - (48.43%)

   BUILDING MATERIALS - (1.69%)
$   10,600,000      Masco Corp., Series B Conv. Sr. Notes, Zero Cpn., 2.919%, 07/20/31 (c)(d)..........       5,194,000
                                                                                                        ---------------
   COMMERCIAL SERVICES - (2.78%)
     5,500,000      Quanta Services, Inc., Conv. Sub. Deb., 4.50%, 10/01/23............................       5,678,750
     3,000,000      Quanta Services, Inc., Conv. Sub. Notes, 4.00%, 07/01/07...........................       2,846,250
                                                                                                        ---------------
                                                                                                              8,525,000
                                                                                                        ---------------
   DIVERSIFIED (REITS) - (2.88%)
     9,000,000      Vornado Realty L.P., Conv. Sr. Deb., 3.875%, 04/15/25..............................       8,820,000
                                                                                                        ---------------
   EDUCATION - (2.68%)
     7,200,000      School Specialty, Inc., Conv. Sub. Notes, 3.75%/Zero Cpn., 08/01/23 (e)............       8,217,000
                                                                                                        ---------------
   ELECTRONICS - (3.57%)
     2,675,000      Fairchild Semiconductor Corp., Conv. Sr. Sub., 5.00%, 11/01/08.....................       2,715,125
     8,220,000      International Rectifier Corp., Conv. Sub. Notes, 4.25%, 07/15/07...................       8,230,275
                                                                                                        ---------------
                                                                                                             10,945,400
                                                                                                        ---------------
   ENERGY - (5.06%)
    12,400,000      Lehman Brothers Holdings Inc., Conv. Notes, (Convertible into
                        Devon Energy Corp.), 0.25%, 08/23/11 (g).......................................      15,516,120
                                                                                                        ---------------
   FINANCIAL SERVICES - (8.47%)
    11,100,000      American Express Co., Ser. 144A Conv. Sr. Notes, 1.85%/Zero Cpn.,
                        12/01/33 (b)(e)................................................................      11,405,250
     7,160,000      NCO Group Inc., Conv. Sub. Notes, 4.75%, 04/15/06..................................       7,016,800
    14,200,000      Providian Financial Corp., Conv. Notes, Zero Cpn., 6.58%, 02/15/21 (c)(d)..........       7,543,750
                                                                                                        ---------------
                                                                                                             25,965,800
                                                                                                        ---------------
   GAMING/LOTTERY - (2.75%)
     4,900,000      GTECH Holdings Corp., Conv. Deb., 1.75%, 12/15/21..................................       8,428,000
                                                                                                        ---------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT MARCH 31, 2005 (Unaudited)
DAVIS APPRECIATION & INCOME FUND - (Continued)

Principal/Shares                                 Security                                                     Value
=======================================================================================================================
CONVERTIBLE BONDS - (Continued)

   HEALTH CARE - (4.00%)
$   12,900,000      Universal Health Services, Inc., Conv. Deb., 0.426%, 06/23/20...................... $     7,998,000
     1,400,000      Valeant Pharmaceuticals International, Conv. Sub. Notes, 4.00%, 11/15/13...........       1,352,750
     3,000,000      Valeant Pharmaceuticals International, Ser. 144A Conv. Sub. Notes,
                        4.00%, 11/15/13 (b)............................................................       2,898,750
                                                                                                        ---------------
                                                                                                             12,249,500
                                                                                                        ---------------
   INDUSTRIAL - (2.96%)
     9,000,000      Sealed Air Corp., Ser. 144A Conv. Sr. Notes, 3.00%, 06/30/33 (b)...................       9,067,500
                                                                                                        ---------------
   MEDIA - (2.48%)
    13,050,000      News America Inc., Conv. Notes, Zero Cpn., 3.36%, 02/28/21 (c)(d)..................       7,585,313
                                                                                                        ---------------
   MULTI-LINE INSURANCE - (4.43%)
     2,500,000      American International Group, Inc., Conv. Sr. Deb., Zero Cpn., 1.76%,
                        11/09/31 (c)(d)................................................................       1,662,500
    12,895,000      American International Group, Inc., Conv. Sr. Notes, 0.50%, 05/15/07...............      11,927,875
                                                                                                        ---------------
                                                                                                             13,590,375
                                                                                                        ---------------
   RESIDENTIAL/COMMERCIAL BUILDING - (0.65%)
     1,600,000      WCI Communities, Inc., Ser. 144A Conv. Sr. Sub. Notes, 4.00%,
                        08/05/23 (b)...................................................................       1,980,000
                                                                                                        ---------------
   RETAILING - (0.92%)
     2,800,000      Costco Wholesale Corp., Conv. Sub. Notes, Zero Cpn., 1.03%,
                        08/19/17 (c)(d)................................................................       2,817,500
                                                                                                        ---------------
   WASTE MANAGEMENT - (3.11%)
     8,260,000      Waste Connections, Inc., Conv. Sub. Notes, 3.2425%, 05/01/22 (vf)..................       9,540,300
                                                                                                        ---------------

                             Total Convertible Bonds  - (identified cost $140,464,817).................     148,441,808
                                                                                                        ---------------
CORPORATE BONDS - (1.07%)

   AUTOMOTIVE - (0.60%)
     1,900,000      AutoZone, Inc., Sr. Notes, 5.50%, 11/15/15.........................................       1,829,692
   ENERGY - (0.47%)                                                                                     ---------------
     1,300,000      Occidental Petroleum Corp., Sr. Notes, 6.75%, 01/15/12.............................       1,440,144
                                                                                                        ---------------

                             Total Corporate Bonds  - (identified cost $3,403,125).....................       3,269,836
                                                                                                        ---------------

COMMON STOCK - (25.62%)

   APARTMENTS (REITS) - (1.53%)
        70,000      Avalonbay Communities, Inc. .......................................................       4,682,300
                                                                                                        ---------------
   AUTOMOTIVE - (1.34%)
        47,900      AutoZone, Inc.*....................................................................       4,105,030
                                                                                                        ---------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT MARCH 31, 2005 (Unaudited)
DAVIS APPRECIATION & INCOME FUND - (Continued)

Shares                                           Security                                                     Value
=======================================================================================================================
COMMON STOCK - (Continued)

   BUILDING MATERIALS - (1.00%)
        88,700      Masco Corp. ....................................................................... $     3,075,229
                                                                                                        ---------------
   COMMERCIAL SERVICES - (0.76%)
       306,700      Quanta Services, Inc.*.............................................................       2,340,121
                                                                                                        ---------------
   DISCOUNT RETAILER - (0.94%)
        64,900      Costco Wholesale Corp. ............................................................       2,872,149
                                                                                                        ---------------
   DIVERSIFIED FINANCIAL SERVICES - (1.63%)
       111,500      Citigroup Inc. ....................................................................       5,010,810
                                                                                                        ---------------
   ENERGY - (0.34%)
        14,500      Occidental Petroleum Corp. ........................................................       1,031,965
                                                                                                        ---------------
   MALLS (REITS) - (2.73%)
       245,667      General Growth Properties, Inc. ...................................................       8,377,245
                                                                                                        ---------------
   OFFICE /INDUSTRIAL (REITS) - (6.68%)
       163,112      Centerpoint Properties Trust.......................................................       6,687,592
       245,160      SL Green Realty Corp. .............................................................      13,782,895
                                                                                                        ---------------
                                                                                                             20,470,487
                                                                                                        ---------------
   RESIDENTIAL/COMMERCIAL BUILDING - (1.34%)
       136,800      WCI Communities, Inc.*.............................................................       4,114,944
                                                                                                        ---------------
   RETAILING - (2.38%)
       140,350      J. C. Penney Co., Inc. ............................................................       7,286,972
                                                                                                        ---------------
   SHOPPING CENTERS (REITS) - (2.26%)
       174,200      Developers Diversified Realty Corp. ...............................................       6,924,450
                                                                                                        ---------------
   TECHNOLOGY - (1.35%)
       103,000      SAP AG-ADR.........................................................................       4,128,240
                                                                                                        ---------------
   WASTE MANAGEMENT - (1.34%)
       118,000      Waste Connections, Inc.*...........................................................       4,100,500
                                                                                                        ---------------

                             Total Common Stock - (identified cost $46,969,779)........................      78,520,442
                                                                                                        ---------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT MARCH 31, 2005 (Unaudited)
DAVIS APPRECIATION & INCOME FUND - (Continued)

Principal                                        Security                                                     Value
=======================================================================================================================
SHORT TERM INVESTMENTS - (15.88%)

$   11,862,000      Banc of America Securities LLC Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $11,862,952
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $12,099,240)................................................ $    11,862,000
    11,862,000      Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $11,862,952
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $12,099,240)................................................      11,862,000
    13,179,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 2.91%,
                        04/01/05, dated 03/31/05, repurchase value of $13,180,065
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $13,442,580)................................................      13,179,000
    11,773,000      UBS Financial Services Inc. Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $11,773,945
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $12,008,460)................................................      11,773,000
                                                                                                        ---------------
                            Total Short Term Investments - (identified cost $48,676,000)...............      48,676,000
                                                                                                        ---------------

                        Total Investments - (99.37%) - (identified cost $260,329,007) - (a)............     304,577,102
                        Other Assets Less Liabilities - (0.63%)........................................       1,924,886
                                                                                                        ---------------
                             Net Assets - (100%)....................................................... $   306,501,988
                                                                                                        ===============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $260,410,432. At March 31, 2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                        Unrealized appreciation........................................................ $    47,873,138
                        Unrealized depreciation........................................................      (3,706,468)
                                                                                                        ---------------
                             Net unrealized appreciation............................................... $    44,166,670
                                                                                                        ===============

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT MARCH 31, 2005 (Unaudited)
DAVIS APPRECIATION & INCOME FUND - (Continued)

=======================================================================================================================

(b) These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $25,351,500 or 8.27% of the Fund's net assets, as of March 31, 2005.

(c) As of March 31, 2005, zero coupon bonds represented $24,803,063 or 8.09% of the Fund's net assets. Because zero coupon bonds pay no interest their value is generally more volatile than the value of other debt securities.

(d) Zero coupon bonds reflect effective yield on the date of purchase.

(e) Represents a step-down bond: a bond that pays one coupon rate for an initial period followed by a lower coupon rate.

(f) The interest rates on floating rate securities, shown as of March 31, 2005, may change daily or less frequently.

(g) Illiquid security. Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $15,516,120 or 5.06% of the Fund's net assets, as of March 31, 2005.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT MARCH 31, 2005 (Unaudited)
DAVIS REAL ESTATE FUND

Shares                                           Security                                                     Value
=======================================================================================================================
COMMON STOCK - (92.20%)

   APARTMENTS (REITS) - (8.93%)
       324,000      Archstone-Smith Trust.............................................................. $    11,051,640
       136,000      Camden Property Trust..............................................................       6,396,080
       229,333      Essex Property Trust, Inc. ........................................................      15,846,910
       771,921      United Dominion Realty Trust, Inc. ................................................      16,109,991
                                                                                                        ---------------
                                                                                                             49,404,621
                                                                                                        ---------------
   DIVERSIFIED - (4.03%)
       349,142      Forest City Enterprises, Inc., Class A.............................................      22,275,259
                                                                                                        ---------------
   DIVERSIFIED (REITS) - (9.06%)
       573,000      Cousins Properties, Inc. ..........................................................      14,823,510
       520,673      Duke Realty Corp. .................................................................      15,542,089
       284,562      Vornado Realty Trust...............................................................      19,711,610
                                                                                                        ---------------
                                                                                                             50,077,209
                                                                                                        ---------------
   FINANCIAL SERVICES (REITS) - (3.38%)
       384,300      Gramercy Capital Corp. ............................................................       7,493,850
       272,000      iStar Financial Inc. ..............................................................      11,200,960
                                                                                                        ---------------
                                                                                                             18,694,810
                                                                                                        ---------------
   FORESTRY (REITS) - (2.61%)
       404,698      Plum Creek Timber Co., Inc. .......................................................      14,447,719
                                                                                                        ---------------
   HOTELS & LODGING - (1.57%)
       144,794      Starwood Hotels & Resorts Worldwide, Inc. .........................................       8,691,984
                                                                                                        ---------------
   INDUSTRIAL - (1.66%)
     1,420,183      Brixton PLC........................................................................       9,151,718
                                                                                                        ---------------
   INDUSTRIAL (REITS) - (13.53%)
       652,648      Catellus Development Corp. ........................................................      17,393,069
       888,254      Centerpoint Properties Trust.......................................................      36,418,414
       566,492      ProLogis...........................................................................      21,016,853
                                                                                                        ---------------
                                                                                                             74,828,336
                                                                                                        ---------------
   MALLS - (1.61%)
       490,000      Liberty International PLC..........................................................       8,921,785
                                                                                                        ---------------
   MALLS (REITS) - (7.77%)
       547,557      General Growth Properties, Inc. ...................................................      18,671,694
       246,800      Mills Corp. .......................................................................      13,055,720
       185,253      Simon Property Group, Inc. ........................................................      11,222,627
                                                                                                        ---------------
                                                                                                             42,950,041
                                                                                                        ---------------
   OFFICE SPACE (REITS) - (21.97%)
       289,113      Alexandria Real Estate Equities, Inc. .............................................      18,613,095
       416,900      Arden Realty, Inc. ................................................................      14,112,065
        90,842      Boston Properties, Inc. ...........................................................       5,471,414
       480,400      Brandywine Realty Trust............................................................      13,643,360
       460,356      CarrAmerica Realty Corp. ..........................................................      14,524,232
       618,138      Corporate Office Properties Trust..................................................      16,368,294


DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT MARCH 31, 2005 (Unaudited)
DAVIS REAL ESTATE FUND - (Continued)

Shares                                           Security                                                     Value
=======================================================================================================================
COMMON STOCK - (Continued)

   OFFICE SPACE (REITS) - (Continued)
       388,600      Kilroy Realty Corp. ............................................................... $    15,897,626
       406,358      SL Green Realty Corp. .............................................................      22,845,447
                                                                                                        ---------------
                                                                                                            121,475,533
                                                                                                        ---------------
   RESIDENTIAL/COMMERCIAL BUILDING - (1.01%)
       185,400      WCI Communities, Inc.*.............................................................       5,576,832
                                                                                                        ---------------
   SHOPPING CENTERS (REITS) - (12.09%)
       476,808      Developers Diversified Realty Corp. ...............................................      18,953,118
       312,795      Kimco Realty Corp. ................................................................      16,859,650
       270,400      Pan Pacific Retail Properties, Inc. ...............................................      15,345,200
       329,778      Regency Centers Corp. .............................................................      15,707,326
                                                                                                        ---------------
                                                                                                             66,865,294
                                                                                                        ---------------
   SPECIALTY RETAIL (REITS) - (2.98%)
       498,300      Capital Automotive REIT............................................................      16,501,205
                                                                                                        ---------------

                             Total Common Stock - (identified cost $359,475,265).......................     509,862,346
                                                                                                        ---------------

PREFERRED STOCK - (0.49%)

   APARTMENTS (REITS) - (0.49%)
        43,700      Equity Residential, 7.00%, Series E, Cum. Conv. Pfd. ..............................       1,584,125
        32,000      Equity Residential, 8.60%, Series D, Cum. Pfd. ....................................         848,800
        10,000      Equity Residential, 9.125%, Series C, Cum. Pfd. ...................................         261,550
                                                                                                        ---------------
                             Total Preferred Stock - (identified cost $2,204,017)......................       2,694,475
                                                                                                        ---------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT MARCH 31, 2005 (Unaudited)
DAVIS REAL ESTATE FUND - (Continued)

Principal                                        Security                                                     Value
=======================================================================================================================
SHORT TERM INVESTMENTS - (7.06%)

$    9,512,000      Banc of America Securities LLC Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $9,512,764
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $9,702,240)................................................. $     9,512,000
     9,512,000      Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $9,512,764
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $9,702,240).................................................       9,512,000
    10,569,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 2.91%,
                        04/01/05, dated 03/31/05, repurchase value of $10,569,854
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $10,780,380)................................................      10,569,000
     9,441,000      UBS Financial Services Inc. Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $9,441,758
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $9,629,820).................................................       9,441,000
                                                                                                        ---------------
                              Total Short Term Investments - (identified cost $39,034,000).............      39,034,000
                                                                                                        ---------------

                        Total Investments - (99.75%) - (identified cost $400,713,282) - (a)............     551,590,821
                        Other Assets Less Liabilities - (0.25%)........................................       1,386,830
                                                                                                        ---------------
                             Net Assets - (100%)....................................................... $   552,977,651
                                                                                                        ===============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $403,420,125. At March 31, 2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                        Unrealized appreciation........................................................ $   150,214,263
                        Unrealized depreciation........................................................      (2,043,567)
                                                                                                        ---------------
                             Net unrealized appreciation............................................... $   148,170,696
                                                                                                        ===============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES

	 (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

	 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  May 27, 2005

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  May 27, 2005